FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 32	€ 39
Other financial liabilities - derivatives	42	55
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	17	6
Other financial liabilities - derivatives	7	17
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	15	33
Other financial liabilities - derivatives	35	38
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0